Equity-settled share-based payments - Options Schemes (Details) - Stock Options, 2004 Stock Incentive Option Plan shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price at beginning of period (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Average exercise price, exercised (in USD per share) | $ / shares	6.77	0	0
Average exercise price at end of period (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Options at beginning of period (shares) | shares	1,634	1,634	1,634
Exercised (shares) | shares	(313)	0	0
Options at end of period (shares) | shares	1,321	1,634	1,634